FAIR VALUE MEASUREMENTS - Schedule of CTTs Held by Plan and Master Trust (Details) - EBP 610255 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	$ 2,771,456,653	$ 2,702,921,415
NAV | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	2,593,515,672	2,073,503,654
NAV | Connor, Clark & Lunn Collective Investment Trust - Q International Equity CIF Class M
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	74,127,151	52,322,728
NAV | Frontier Small Cap Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	30,708,037	0
NAV | Loomis Sayles Core Plus Fixed Income Fund Class B
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	35,575,275	0
NAV | Loomis Sayles Core Plus Fixed Income Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	0	36,411,643
NAV | MFS Heritage Trust Company Collective Investment Trust International Growth Fund Class 7
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	55,973,587	40,040,172
NAV | Northern Trust Collective Aggregate Bond Index Fund - Tier H
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	335,754,052	293,849,494
NAV | Northern Trust Collective All Country World Ex-US Investment Market Index Fund - Lending
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	277,760,856	262,638,073
NAV | Northern Trust Collective Extended Equity Market Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	274,893,216	0
NAV | Northern Trust Collective Government Short Term Investment Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	14,184,727	25,858,195
NAV | Northern Trust Collective Russell 2000 Index Fund - Non-Lending
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	0	135,811,638
NAV | Northern Trust Collective S&P 400® Index Fund - Non-Lending
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	0	169,546,082
NAV | Northern Trust Collective S&P 500® Index Fund - Non-Lending
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	0	16,252,970
NAV | Northern Trust Collective S&P 500® Index Fund - Lending
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	1,254,700,884	951,044,249
NAV | Northern Trust Collective Tips Index Funds - Lending Tier J
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	16,772,178	17,555,081
NAV | Northern Trust Collective U.S. Real Estate Index Fund - Non-Lending
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	28,745,865	28,250,527
NAV | Premier Advisor II - River Road Small Mid Cap Value II Fund Class C
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	51,728,285	0
NAV | Wellington CIF II Core Bond Plus S4
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	35,383,536	36,447,160
NAV | Wellington Tr Co Natl Assn Multiple SMID Cap Research Equity Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	66,825,782	0
NAV | William Blair Small Mid Cap Growth Collective Investment Fund Class 5
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	29,904,850	0
NAV | Wilmington Trust Collective Investment Trust RBC Emerging Markets Equity
EBP, Investment, Fair Value and NAV [Line Items]
Total Master Trust investment assets	$ 10,477,391	$ 7,475,642